Marketable Securities	6 Months Ended
Jun. 30, 2022
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The following tables summarize our marketable securities by significant investing categories as of the balance sheet dates indicated below:

	June 30, 2022
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$17,878	$7	$(98)	$17,787
Government debentures	3,997	-	(58)	3,939
	21,875	7	(156)	21,726

Matures after one year through three years:
Corporate debentures	227,505	9	(12,842)	214,672
Government debentures	12,078	-	(577)	11,501
	239,583	9	(13,419)	226,173

Total	$261,458	$16	$(13,575)	$247,899

	December 31, 2021
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$25,430	$170	$-	$25,600
Government debentures	2,507	9	-	2,516
	27,937	179	-	28,116

Matures after one year through three years:
Corporate debentures	140,364	435	(1,090)	139,709
Government debentures	9,648	11	(99)	9,560
	150,364	446	(1,189)	149,269

Total	$177,949	$625	$(1,189)	$177,385

As of June 30, 2022, investments with continuous unrealized losses for less than 12 months, and 12 months or greater, and their related fair values, were as follows:

	June 30, 2022
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$207,128	$(11,398)	$20,775	$(1,542)	$227,903	$(12,940)
Government debentures	7,298	(245)	8,142	(390)	15,440	(635)

Total	$214,426	$(11,643)	$28,917	$(1,932)	$243,343	$(13,575)